Share capital and reserves	6 Months Ended
Jun. 30, 2024
Share Capital And Reserves
Share capital and reserves

9.	Share capital and reserves

Authorised, allotted and fully paid – classified as equity	As at June 30, 2024 unaudited Number	As at June 30, 2024 unaudited £	As at December 31, 2023 Number	As at December 31, 2023 £
Ordinary shares of £0.001 each	3,626,112,922	3,626,113	1,189,577,722	1,189,578
‘A’ Deferred shares of £1 each	1,000,001	1,000,001	1,000,001	1,000,001
‘B’ Deferred shares of £0.001	4,063,321,418	4,063,321	4,063,321,418	4,063,321
Total		8,689,435		6,252,900

During the period the Company issued the following warrants over ADSs, and these were recognised in the warrant reserve until exercise:

	Pre-Funded Warrants	Abeyance Shares		Series A Warrants	Series B Warrants	Series C Warrants
Exercise price	£0.0001	£	Nil	$214.40	$214.40	$16.00
As at January 1, 2023	–		–	–	–	–
Issued:			–
Private Placement February 2023	155,461		–	32,327	48,491	–
Registered Direct Offering May 2023	–		–	–	–	415,043
Registered Offering December 2023	1,911,176		–	–	–	–
Adhera Assignment and Exchange Agreement	2,275,050		–	–	–	–
Exercised	(155,461)		–	(32,327)	(48,491)	(415,043)
As at December 31, 2023	4,186,226		–	–	–	–
Exercised	(2,361,865)		–	–	–	–
Lapsed	(163)		–	–	–	–
Warrant inducement May 2024	–		931,585	–	–	–
As at June 30, 2024 (unaudited)	1,824,198		931,585	–	–	–

The Series A, Series B and Series C warrants are exercisable on an ‘alternative cashless basis’ effectively allowing the holders to exercise for nil consideration.

Ordinary and deferred shares were recorded as equity.

2024		Ordinary Shares Number	‘A’ Deferred Shares Number	‘B’ Deferred Shares Number	Share Price £	Total consideration £’000
At January 1, 2024		1,189,577,722	1,000,001	4,063,321,418
February to May 2024	Exercise pre-funded warrants	944,746,000	–	–	0.0040	3,732
February to May 2024	Exercise Series E & F warrants	98,697,600	–	–	0.0043 – 0.0044	427
25 April 2024	Intangible asset (see note 5)	151,265,200	–	–	0.0015	219
22 May 2024	Warrant inducement	1,241,826,400	–	–	0.0030	3,663
At June 30, 2024 (unaudited)		277,971,722	1,000,001	4,063,321,418

2023
At January 1, 2023		5,417,137	1,000,001	–
February 15, 2023	Private Placements*	98,387,275	–	–	0.0505	4,967
May 26, 2023	Registered Direct Offering*	276,697,310	–	–	0.0097	2,690
June 14, 2023	Share sub-division and re-designation			4,063,321,418	n/a	n/a
December 21, 2023	Shares issued to purchase Intangible asset (see note 5)	323,684,800	–	–	0.0040	1,279
December 21, 2023	Registered Offering	485,391,200	–	–	0.0040	1,918
At December 31, 2023		1,189,577,722	1,000,001	4,063,321,418